LOSS PER SHARE - Computation of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$ (8,723)	$ (39,407)	$ (29,987)
Shares (denominator):
Weighted average number of shares used in calculating net loss per ordinary share -basic and diluted	127,180,801	94,970,054	99,001,560
Net loss per ordinary share-basic and diluted	$ (0.07)	$ (0.41)	$ (0.30)